TAX - Principal components of deferred tax balances (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 36,459	¥ 35,527
Deferred tax liabilities	(14,253)	(16,353)
Net deferred tax assets	22,206	19,174		¥ 1,948	¥ (14,312)
Of which - deferred tax assets	25,509	24,844	$ 3,921
Of which - deferred tax liabilities	(3,303)	(5,670)	$ (508)
Carry-forward tax losses	87,623	82,288
Tax losses for which deferred tax asset recognised	75,018	68,061
Unrecognized tax losses	12,605	14,227
Unused tax credits	¥ 4,990	5,761
Uganda [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date	No fixed expiry date
Unrecognized tax losses	¥ 3,181	3,207
Nigeria [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date	No fixed expiry date
Unused tax credits	¥ 4,587	4,807
Countries excluding NG [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date	Bewteen 2026 and 2036
Maximum [member] | U.S. government [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date	P20Y
Maximum [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date	P20Y
Maximum [member] | Countries excluding UG [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date	P20Y
Minimum [member] | U.S. government [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date	P8Y
Minimum [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date	P8Y
Minimum [member] | Countries excluding UG [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date	P5Y
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 7,312	1,681
Deferred tax liabilities	(13,670)	(16,208)
Provision for dismantlement [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9,669	9,325
Losses available for offsetting against future taxable profit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16,529	21,163
Fair value of long term borrowings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,771	1,969
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,178	1,389
Deferred tax liabilities	(351)	(6)
Fair value changes on other financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	¥ (232)	¥ (139)